LOANS AND NOTES PAYABLE - Repayment Obligation (Details) - Galaxy Digital Holdings, LP - Senior Notes $ in Thousands	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
2025	$ 0
2026	445,000
2027	0
2028	0
2029	402,500
Total	$ 847,500